Long-Term Bank Loans - Summary of Repayment Schedule Of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 2,900		¥ 3,306
Less: Portion classified as current liabilities	(418)	$ (64)	(437)
Long-term bank loans	2,482	$ 380	2,869
Less than 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	418		437
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	444		413
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	1,072		1,183
Over 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 966		¥ 1,273